Warranty Liability - Disclosure of warranty liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Warranty Provision Abstract
Opening balance	$ 2,077,749	$ 1,042,983
Warranty additions	1,343,838	1,375,673
Warranty disbursements	(774,174)	(339,349)
Warranty expiry	(147,108)	0
Foreign exchange translation	(416)	(1,558)
Total	2,499,890	2,077,749
Current portion	750,806	535,484
Long term portion	1,749,084	1,542,265
Total	$ 2,499,890	$ 2,077,749